Profit on disposal of intangible assets (Tables)	6 Months Ended
Dec. 31, 2025
Profit on disposal of intangible assets
Schedule of profit on disposal of intangible assets

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Profit on disposal of registrations	3,176	839	48,220	36,391